Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Disaggregation of Revenue
The table below presents the fees and commissions disaggregated by revenue source for the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026.

	Fiscal year ended March 31,
	2024		2025		2026		2026
	(In millions)
Deposit related fees	Rs.	45,178.6	Rs.	49,755.2	Rs.	55,009.0	US$	586.3
Lending related fees		55,501.7		63,372.6		75,177.0		801.2
Third-party products related fees		43,049.3		49,214.3		53,358.1		568.7
Payments and cards business fees		92,568.5		104,416.2		111,003.3		1,183.0
Investment management fees		20,819.1		36,902.3		42,103.3		448.7
Others		23,848.7		20,425.9		19,918.4		212.3

Fees and commissions	Rs.	280,965.9	Rs.	324,086.5	Rs.	356,569.1	US$	3,800.2

Summary of Disaggregation of Revenue from Business Segments
The table below presents the fees and commissions disaggregated by segment for the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026.

	Fiscal year ended March 31,
	2024		2025		2026		2026
	(In millions)
Retail Banking	Rs.	229,890.7	Rs.	254,120.5	Rs.	275,977.0	US$	2,941.3
Wholesale Banking		27,844.8		30,699.5		35,148.4		374.6
Treasury Services		414.9		159.7		149.7		1.6
Others		22,815.5		39,106.8		45,294.0		482.7

Fees and commissions	Rs.	280,965.9	Rs.	324,086.5	Rs.	356,569.1	US$	3,800.2